CONTRACT COSTS, NET (Tables)	12 Months Ended
Jun. 30, 2024
CONTRACT COSTS, NET
Schedule of contract costs, net

	June 30,	June 30,	June 30,
	2023	2024	2024
Third Party	RMB	RMB	US Dollars
Contract costs	¥52,158,840	¥56,730,105	$7,806,322
Allowance for credit losses	(2,586,155)	(8,394,288)	(1,155,092)
Total contract costs, net	¥49,572,685	¥48,335,817	$6,651,230

Schedule of movement of allowance for credit losses of contract costs

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Beginning balance	¥4,063,482	¥2,586,155	$355,867
Charge to (reversal of) allowance	(1,720,095)	4,532,872	623,743
Charge to cost of sales	242,768	1,275,261	175,482
Ending balance	¥2,586,155	¥8,394,288	$1,155,092